General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Details About General And Administrative Expense [Line Items]
Employees' profit sharing	R$ (5,843)	R$ (4,224)	R$ (5,183)
Welfare benefits	128	115
Provision for labor claims and dismissals	(3,852)	(2,922)	(5,640)
Share-based payment (Note 20)	510	730	626
Installations	(1,677)	(2,005)	(2,068)
Depreciation and amortization expenses	(5,548)	(5,064)	(4,630)
General and Administrative Expense [Member]
Disclosure Of Details About General And Administrative Expense [Line Items]
Personnel expenses	(28,245)	(25,158)	(28,415)
Compensation	(10,287)	(10,212)	(9,548)
Welfare benefits	(4,385)	(4,059)	(3,856)
Payroll charges	(3,640)	(3,330)	(3,276)
Share-based payment (Note 20)	(129)	(241)	(242)
Training	(118)	(107)	(178)
Other	9	(63)	(492)
Administrative expenses	(16,080)	(16,904)	(15,912)
Third party services, Financial services expenses, Security and Transportation	(7,276)	(7,140)	(6,477)
Data processing and telecommunications	(3,953)	(3,983)	(4,278)
Advertising, promotions and publicity	(1,389)	(1,095)	(1,325)
Materials	(465)	(321)	(330)
Travel expenses	(59)	(84)	(240)
Other	(1,261)	(2,276)	(1,194)
Depreciation and amortization expenses	(5,548)	(5,064)	(4,630)
Other expenses	(12,676)	(17,081)	(12,055)
Selling – credit cards	(5,292)	(4,391)	(4,958)
Claims losses	(1,038)	(778)	(825)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(119)	(683)	(719)
Provision for lawsuits civil (Note 29)	(1,041)	(1,080)	(848)
Provision for tax and social security lawsuits	317	(191)	(1,898)
Refund of interbank costs	(352)	(270)	(307)
Impairment	(440)	(6,201)	(233)
Other	(4,711)	(3,487)	(2,267)
Total	R$ (62,549)	R$ (64,207)	R$ (61,012)